SCHEDULE I - CONDENSED FINANCIAL STATEMENTS (FY)	12 Months Ended
Dec. 31, 2016
SCHEDULE I - CONDENSED FINANCIAL STATEMENTS [Abstract]
SCHEDULE I - CONDENSED FINANCIAL STATEMENTS
SCHEDULE I - CONDENSED FINANCIAL STATEMENTS
GARDNER DENVER HOLDINGS, INC.
(PARENT COMPANY ONLY)
CONDENSED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS
 (Dollars in thousands)
	For the Years Ended December 31,
	2016	2015	2014
Revenues	$—	$—	$—
Cost of sales	—	—	—
Gross profit	—	—	—
Operating expense	12,948	7,362	3,930
Loss before income taxes	(12,948)	(7,362)	(3,930)
Income tax benefit	(4,510)	(2,498)	(1,333)
Loss of Parent Company	(8,438)	(4,864)	(2,597)
Equity in undistributed loss of subsidiaries	(28,182)	(346,289)	(132,426)
Net loss	(36,620)	(351,153)	(135,023)
Other comprehensive loss	(76,854)	(130,267)	(178,608)
Comprehensive loss	$(113,474)	$(481,420)	$(313,631)
SCHEDULE I - GARDNER DENVER HOLDINGS, INC.
(PARENT COMPANY ONLY)
CONDENSED BALANCE SHEETS
 (Dollars in thousands)
	For the Years Ended December 31,
	2016	2015
Assets
Current assets:
Cash and cash equivalents	$305	$92
Other current assets	—	53
Total current assets	305	145
Equity in net assets of subsidiaries	276,880	378,836
Intercompany receivables	—	8,754
Deferred tax assets	7,008	2,498
Total assets	$284,193	$390,233

Liabilities and Stockholders’ Equity
Current liabilities:
Intercompany payables	$18,230	$—
Other liabilities	55	—
Total current liabilities	18,285	—
Total liabilities	18,285	—
Stockholders’ equity:
Common stock, $0.01 par value; 1,000,000,000 shares authorized; 150,552,360 and 150,247,604 shares issued at December 31, 2016 and December 31, 2015, respectively)	1,505	1,502
Capital in excess of par value	1,222,423	1,219,168
Accumulated deficit	(596,233)	(559,613)
Accumulated other comprehensive loss	(342,364)	(265,510)
Treasury stock at cost: 1,897,454 and 578,555 at December 31, 2016 and December 31, 2015, respectively	(19,423)	(5,314)
Total Gardner Denver Holdings, Inc. stockholders’ equity	265,908	390,233
Total liabilities and stockholders’ equity	$284,193	$390,233
SCHEDULE I - GARDNER DENVER HOLDINGS, INC.
(PARENT COMPANY ONLY)
CONDENSED STATEMENTS OF CASH FLOWS
 (Dollars in thousands)
	For the Years Ended December 31,
	2016	2015	2014
Cash Flows From Operating Activities:
Net cash provided by (used in) operating activities	$11,064	$(2,018)	$(25,460)

Cash Flows From Investing Activities:
Net cash used in investing activities	—	—	—

Cash Flows From Financing Activities:
Purchases of treasury stock	(14,109)	(2,104)	(3,210)
Proceeds from the issuance of common stock	3,258	4,168	15,888
Net cash (used in) provided by financing activities	(10,851)	2,064	12,678
Increase (decrease) in cash and cash equivalents	213	46	(12,782)
Cash and cash equivalents, beginning of year	92	46	12,828
Cash and cash equivalents, end of year	$305	$92	$46

SCHEDULE I - GARDNER DENVER HOLDINGS, INC.
(PARENT COMPANY ONLY)
 NOTES TO CONDENSED FINANCIAL STATEMENTS
1. Overview and Basis of Presentation
On July 30, 2013, Gardner Denver, Inc. was acquired by an affiliate of Kohlberg Kravis Roberts & Co. L.P. (“KKR”). The acquisition (also referred to as the “Merger”) was effected by the merger of Renaissance Acquisition Corp. with and into Gardner Denver, Inc., with Gardner Denver, Inc. being the surviving corporation. As a result of the Merger, Gardner Denver, Inc. became a wholly-owned subsidiary of Gardner Denver Holdings, Inc. (formerly Renaissance Parent Corp.)
Gardner Denver Holdings, Inc. Parent Company only financial information has been derived from its consolidated financial statements and should be read in conjunction with the consolidated financial statements included in this Form S-1. The accounting policies for the registrant are the same as those described in Note 1 in the section, “Notes to the Consolidated Financial Statements”.
2. Subsidiary Transactions
Investment in Subsidiaries. Gardner Denver Holdings, Inc.’s investment in subsidiaries is stated at cost plus equity in undistributed earnings of subsidiaries.
Dividends and Capital Distributions. There were no dividends received from subsidiaries during the periods ending December 31, 2016, 2015 and 2014.
3. Debt
A discussion of long-term debt, including the five-year debt maturity schedule, can be found in Note 10 in the section, “Notes to the Consolidated Financial Statements”. Gardner Denver Holdings, Inc. had no long-term debt obligations at December 31, 2016 and 2015.
4. Contingencies
For a summary of contingencies, see Note 18 in the section, “Notes to the Consolidated Financial Statements”.
5. Subsequent Events
For a summary of subsequent events, see Note 23 in the section, “Notes to the Consolidated Financial Statements”.